MERRILL LYNCH
                                                              PENNSYLVANIA
                                                              MUNICIPAL
                                                              BOND FUND

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              January 31, 1999

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six months ended January 31, 1999, long-term bond yields moved significantly lower. US domestic economic growth remained moderate, with losses in the manufacturing sector offset by strong growth in service-oriented industries. Industrial commodity prices recently fell to their lowest level in over a decade. This suggests that the current positive inflationary environment is unlikely to be challenged in the near term. Additionally, the Federal Reserve Board lowered short-term interest rates in September, October and November, in part to ensure that US domestic economic growth would not be negatively impacted by ongoing weak economic growth overseas. However, various external factors, as well as increased volatility, contributed to the decline in bond yields as they have for much of the past year. Episodes of foreign economic instability generated a significant "flight to quality" rally in US Treasury securities, as well as fostering lower tax-exempt bond yields as a result. Periods of strong foreign equity market appreciation, particularly in Asia, have at times resulted in higher US bond yields as foreign investors have sold US fixed-income instruments to reinvest the proceeds in their own domestic equity markets. Additionally, the continued distraction of President Clinton's impeachment trial added to recent interest rate volatility. However, on balance, the favorable fundamental economic scenario supported lower bond yields. During the six-month period ended January 31, 1999, the yield on the US Treasury 30-year bond fell over 60 basis points (0.60%) to 5.09%, and long-term municipal revenue bond yields declined almost 20 basis points to 5.17%, as measured by the Bond Buyer Revenue Bond Index.

Throughout most of 1998, the municipal bond market's performance was impeded by a significant increase in new-issue supply. However, in recent months, the technical position of the tax-exempt market improved. Over the last 12 months, almost $285 billion in new long-term tax-exempt bonds was underwritten, an increase of almost 30% compared to the same period a year ago. As municipal bond yields declined in recent years, it has taken increasingly lower bond yields to generate the cost savings necessary to refinance remaining higher-couponed debt. Consequently, the rate of increases in municipal bond issuance slowed in recent quarters. During the last six months, more than $125 billion in new tax-exempt bonds was issued, an increase of approximately 5% compared to the same period a year ago. During the January 31, 1999 quarter, $63 billion in new long-term municipal bonds was underwritten, representing an increase of 5% compared to the January 31, 1998 quarter.

The pace of tax-exempt issuance continued to slow in 1999. January's monthly issuance was less than $15 billion, representing a decline of almost 25% compared to January 1998's volume. Additionally, investors received more than $22 billion in coupon payments, maturities and proceeds from early redemptions in January. Investors can also expect to receive an additional $15 billion-$18 billion in February for reinvestment. Consequently, investor demand has been strong in recent months, easily matching, if not at times exceeding, available supply. We will monitor this trend closely in the coming months to determine if the supply pressures exerted in 1998 are abating and fostering a more balanced supply/demand environment for 1999. Such an environment should allow the tax-exempt market's performance to more closely mirror that of its taxable counterpart.

Foreign investors have rarely been active investors in the tax-exempt bond market since they are unable to benefit from the inherent tax advantage of municipal securities. Consequently, the municipal bond market has not been able to benefit from the strong flight to quality demand enjoyed by US Treasury securities since late 1997. This inability has in large part resulted in significantly smaller declines in municipal bond yields compared to US Treasury securities. However, this has resulted in the opportunity to purchase tax-exempt securities with yields very close to or, in some instances, exceeding those of comparable US Treasury bonds. By January 31, 1999, long-term tax-exempt bond yields were at 102% of US Treasury securities of comparable maturities, nearly matching the least expensive level of the past year. Municipal bond yield ratios have averaged approximately 95% for the last six months and 92% for all of 1998. During 1997, tax-exempt bond yield ratios averaged 84%. It is likely

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

that the combination of the increase in new-issue volume and the "safe-haven" status of US Treasury securities drove municipal bond yield ratios to their present attractive levels. Should new volume decline and/or foreign financial markets regain stability in 1999, tax-exempt bond yield ratios could quickly return to their more historic levels (85%-88%).

Looking ahead, the expected combination of moderate economic growth in the United States and continued negligible inflation suggests a relatively stable interest rate environment into early 1999. However, it is likely that foreign financial markets will again be a critical factor in determining US bond yields. Economic problems in Russia and Brazil remain unresolved, suggesting that additional shocks to the world's financial system are possible. On the other hand, the continued robustness of the US economy has led to some back up in interest rates. However, at present these factors indicate that there is little immediate risk of sustained significant increases in long-term bond yields.

Portfolio Strategy

At the beginning of the six-month period ended January 31, 1999, we had a positive outlook toward the municipal bond market with the expectation that lower interest rates were imminent. Consequently, we remained fully invested during the period and continued our emphasis on purchasing higher-quality bonds that maintained the duration of the Fund.

Our constructive strategy enabled the Fund to fully participate in the bond market rally and realize attractive total returns during the period. We believe that municipal bond interest rates are likely to trend slightly lower in the months ahead, even with the Federal Reserve Board maintaining its neutral stance for the foreseeable future.

Our positive view toward the municipal market is based on the forecast that the huge increase in issuance in 1998 will not be duplicated in 1999, and the ratio between US Treasury and municipal yields should return to more historic levels. Consequently, we expect that our investment outlook will remain positive. We will continue to closely monitor economic data for any sign of inflationary pressure that would cause interest rates to change direction so that we can modify our portfolio strategy to a more defensive one.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Pennsylvania Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
Executive Vice President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ William R. Bock

William R. Bock
Vice President and Portfolio Manager

March 8, 1999

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                                 Standardized
                                                       12 Month       3 Month   Since Inception  30-Day Yield
                                                     Total Return  Total Return  Total Return    As of 1/31/99
==============================================================================================================
ML Pennsylvania Municipal Bond Fund Class A Shares       +6.49%        +1.61%       +92.52%         3.95%
--------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class B Shares       +5.96         +1.48        +84.49          3.61
--------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class C Shares       +5.85         +1.45        +36.18          3.51
--------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class D Shares       +6.39         +1.58        +39.29          3.86
==============================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception periods are Class A & Class B Shares, from 8/31/90 to 1/31/99 and Class C & Class D Shares, from 10/21/94 to 1/31/99.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

PERFORMANCE DATA (concluded)

Average Annual Total Return


                                            % Return Without   % Return With
                                              Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/98                             +6.19%             +1.94%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                       +5.78              +4.92
--------------------------------------------------------------------------------
Inception (8/31/90)
through 12/31/98                                +8.04              +7.51
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                              % Return           % Return
                                            Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/98                             +5.65%             +1.69%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                       +5.25              +5.25
--------------------------------------------------------------------------------
Inception (8/31/90)
through 12/31/98                                +7.49              +7.49
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return           % Return
                                            Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/98                             +5.54%             +4.55%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                +7.38              +7.38
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                            % Return Without   % Return With
                                              Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/98                             +5.99%             +1.75%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                +7.95              +6.90
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face                                                                                        Value
Ratings  Ratings  Amount                                       Issue                                         (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Pennsylvania--100.7%
---------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $2,000   Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds (Pittsburgh
                           International Airport), Series B, 5% due 1/01/2019 (c)                             $ 2,000
---------------------------------------------------------------------------------------------------------------------
NR*      A2        2,000   Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                           (South Hills Health System), Series A, 6.50% due 5/01/2014                           2,207
---------------------------------------------------------------------------------------------------------------------
                           Allegheny County, Pennsylvania, IDA, Revenue Refunding Bonds:
AAA      Aaa       4,785     (Commercial Development--MPB Associates Project), 7.70% due 12/01/2013 (e)         6,462
BBB-     Baa2      2,000     (Environmental Improvement--USX Corporation Project), 6.10% due 7/15/2020          2,108
BBB-     Baa2      2,900     (Environmental Improvement--USX Corporation Project), 5.60% due 9/01/2030          2,910
---------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,750   Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds,
                           RITR, Series 20, 7.47% due 12/01/2024 (h)                                            1,882
---------------------------------------------------------------------------------------------------------------------
NR*      P1          300   Beaver County, Pennsylvania, IDA, Environmental Improvement Recreation Revenue
                           Bonds (BASF Corporation Project), VRDN, AMT, 3.05% due 9/01/2032 (a)                   300
---------------------------------------------------------------------------------------------------------------------
AAA      NR*       2,500   Butler, Pennsylvania, Area School District, GO, Refunding, Series B, 4.75% due
                           10/01/2022 (d)                                                                       2,417
---------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,550   Cambria County, Pennsylvania, GO, Refunding, Series A, 6.625% due 8/15/2014 (d)      4,070
---------------------------------------------------------------------------------------------------------------------
BBB-     NR*       1,750   Chester County, Pennsylvania, Health and Educational Facilities Authority, College
                           Revenue Refunding Bonds (Immaculata College), 5.625% due 10/15/2027                  1,773
---------------------------------------------------------------------------------------------------------------------
NR*      Aaa       4,000   Delaware County, Pennsylvania, University Authority Revenue Bonds (Villanova
                           University), Series A, 5% due 12/01/2028 (c)                                         3,981
---------------------------------------------------------------------------------------------------------------------
NR*      NR*         920   Erie, Western Pennsylvania, Port Authority, General Revenue Bonds, 6.875% due
                           6/15/2016                                                                            1,000
---------------------------------------------------------------------------------------------------------------------
NR*      NR*       3,000   Gettysburg, Pennsylvania, Municipal Authority, College Revenue Refunding
                           Bonds, 6.60% due 2/15/2002 (f)                                                       3,261
---------------------------------------------------------------------------------------------------------------------
AAA      NR*       1,750   Greater Johnston, Pennsylvania, School District, GO, Refunding, 5% due
                           2/01/2019 (c)                                                                        1,754
---------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,500   Lancaster, Pennsylvania, Area Sewer Authority Revenue Bonds, 4.50% due
                           4/01/2018 (c)                                                                        1,428
---------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   Lehigh County, Pennsylvania, General Purpose Authority Revenue Bonds
                           (Saint Lukes Hospital--Bethlehem), 6.25% due 7/01/2022 (b)                           3,274
---------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Pennsylvania Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT     Alternative Minimum Tax (subject to)
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
MVRICS  Municipal Variable Rate Inverse Class Securities
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
RITR    Residual Interest Trust Receipts
S/F     Single-Family
VRDN    Variable Rate Demand Notes

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's   Face                                                                                        Value
Ratings  Ratings  Amount                                       Issue                                         (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Pennsylvania (continued)
---------------------------------------------------------------------------------------------------------------------
                           Luzerne County, Pennsylvania, IDA, Exempt
                           Facilities Revenue Refunding Bonds (Pennsylvania
                           Gas and Water Company Project), AMT, Series A:
A        A3       $3,600     7.20% due 10/01/2017                                                             $ 4,003
AAA      Aaa       2,000     7% due 12/01/2017 (b)                                                              2,304
---------------------------------------------------------------------------------------------------------------------
AAA      NR*       4,000   McGuffey School District, Pennsylvania, GO, Series B, 4.75% due 8/01/2028 (b)        3,853
---------------------------------------------------------------------------------------------------------------------
                           Montgomery County, Pennsylvania, Higher Education and Health Authority,
                           Hospital Revenue Bonds:
AAA      Aaa       2,500     (Abington Hospital), MVRICS, Series A, 9.805% due 7/05/2011 (b)(h)                 2,934
AAA      NR*       2,835     (Northwestern Corporation), 7% due 6/01/2003 (f)                                   3,239
---------------------------------------------------------------------------------------------------------------------
BBB+     Baa1      2,665   Montgomery County, Pennsylvania, IDA, PCR, Refunding (Philadelphia Electric
                           Company), AMT, Series A, 7.60% due 4/01/2021                                         2,877
---------------------------------------------------------------------------------------------------------------------
NR*      Baa1      1,400   New Wilmington, Pennsylvania, Municipal Authority, College Revenue Bonds
                           (Westminster College), 5.35% due 3/01/2028                                           1,411
---------------------------------------------------------------------------------------------------------------------
                           Pennsylvania Convention Center Authority, Revenue Refunding Bonds, Series A:
BBB      Baa       1,555     6.70% due 9/01/2014                                                                1,738
BBB      Baa       2,500     6.75% due 9/01/2019                                                                2,805
---------------------------------------------------------------------------------------------------------------------
BBB      Baa2      4,000   Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                           Bonds (Sun Company Inc.--R & M Project), AMT, Series A, 7.60% due 12/01/2024         4,554
---------------------------------------------------------------------------------------------------------------------
AA+      Aa2       1,000   Pennsylvania HFA, Revenue Refunding Bonds, RIB, AMT, 10.329% due 10/03/2023 (h)      1,130
---------------------------------------------------------------------------------------------------------------------
                           Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT:
AA+      Aa2         825     Series 28, 7.65% due 10/01/2023                                                      828
AA+      Aa2       2,165     Series 40, 6.90% due 4/01/2025                                                     2,349
AA+      Aa2       1,865     Series 60A, 5.85% due 10/01/2027                                                   1,957
AA+      Aa2       1,000     Series 62A, 5.50% due 10/01/2022                                                   1,022
---------------------------------------------------------------------------------------------------------------------
                           Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT:
AA+      Aa2       1,500     Series 41B, 6.65% due 4/01/2025                                                    1,613
AA+      Aa2       1,250     Series 59A, 5.80% due 10/01/2029                                                   1,298
---------------------------------------------------------------------------------------------------------------------
A        NR*       2,000   Pennsylvania State Finance Authority, Revenue Refunding Bonds (Municipal
                           Capital Improvements Program), 6.60% due 11/01/2009                                  2,238
---------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,600   Pennsylvania State, GO, Second Series, 5% due 8/01/2018 (d)                          2,627
---------------------------------------------------------------------------------------------------------------------
                           Pennsylvania State Higher Educational Facilities Authority, College and University
                           Revenue Bonds:
NR*      Baa3      2,295     (Delaware Valley College of Science & Agriculture), 7% due 4/01/2004 (f)           2,672
NR*      NR*       1,030     (Pennsylvania College of Podiatric Medicine), 8.50% due 10/01/1999 (f)             1,077
BBB+     NR*       2,000     (Ursinus College), 5.90% due 1/01/2027                                             2,114
---------------------------------------------------------------------------------------------------------------------
                           Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds:
A1+      NR*         100     (Carnegie Mellon University), VRDN, Series B, 2.70% due 11/01/2027 (a)               100
AAA      NR*         600     Series A, 6.625% due 8/15/2009 (c)                                                   667
---------------------------------------------------------------------------------------------------------------------
                           Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (b):
AAA      Aaa       2,075     Senior Series A, 4.75% due 12/01/2027                                              2,002
AAA      Aaa       1,470     Sub-Series B, 4.75% due 12/01/2027                                                 1,412
---------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport System),
                           AMT, Series B, 5.40% due 6/15/2027 (d)                                               1,535
---------------------------------------------------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's   Face                                                                                        Value
Ratings  Ratings  Amount                                       Issue                                         (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Pennsylvania (concluded)
---------------------------------------------------------------------------------------------------------------------
                           Philadelphia, Pennsylvania, Authority for IDR:
A1+      NR*      $  500     (Fox Chase Cancer Center Project), VRDN, 2.80% due 7/01/2025 (a)                 $   500
A+       NR*       1,895     (National Board of Medical Examiners Project), 6.75% due 5/01/2012                 2,058
AAA      Aaa       1,500     (Philadelphia Airport System Project), AMT, Series A, 5.125% due 7/01/2028 (d)     1,499
NR*      Baa2      1,300     Refunding (Franklin Institute Project), 5.20% due 6/15/2026                        1,250
---------------------------------------------------------------------------------------------------------------------
                           Philadelphia, Pennsylvania, GO (e):
AAA      Aaa       3,575     4.75% due 3/15/2018                                                                3,496
AAA      Aaa       4,000     5% due 3/15/2028                                                                   3,951
---------------------------------------------------------------------------------------------------------------------
                           Philadelphia, Pennsylvania, Gas Works Revenue Bonds:
AAA      Aaa       1,440     12th Series B, 7% due 5/15/2020 (c)(g)                                             1,797
AAA      Aaa       2,000     First Series B, 5% due 7/01/2028 (e)                                               1,991
---------------------------------------------------------------------------------------------------------------------
                           Philadelphia, Pennsylvania, Hospital and Higher Education Facilities Authority,
                           Hospital Revenue Refunding Bonds:
A-       Baa1      3,750     (Chestnut Hill Hospital), 6.50% due 11/15/2022                                     4,009
A-       NR*       1,015     (Children's Seashore House), Series A, 7% due 8/15/2017                            1,106
A-       NR*       3,000     (Children's Seashore House), Series B, 7% due 8/15/2022                            3,303
AAA      NR*       3,000     (Presbyterian Medical Center), 6.65% due 12/01/2019 (g)                            3,664
---------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,710   Philadelphia, Pennsylvania, Parking Authority, Parking Revenue Refunding Bonds,
                           5% due 2/01/2027 (b)                                                                 3,699
---------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,500   Philadelphia, Pennsylvania, School District, GO, Series A, 4.50% due 4/01/2023 (c)   3,270
---------------------------------------------------------------------------------------------------------------------
A1+      NR*       2,100   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding
                           Bonds (Northeastern Power Company), VRDN, Series A, 2.85% due 12/01/2022 (a)         2,100
---------------------------------------------------------------------------------------------------------------------
A-       NR*       1,750   Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue
                           Refunding Bonds (University of Scranton Project), Series A, 6.50% due 3/01/2013      1,875
---------------------------------------------------------------------------------------------------------------------
AA       Aa3       5,000   Upper Saint Clair Township, Pennsylvania, School District, GO, Refunding, 5.20%
                           due 7/15/2027                                                                        5,061
---------------------------------------------------------------------------------------------------------------------
                           Wallenpaupack, Pennsylvania, Area School District, GO, Refunding (d):
AAA      NR*       2,430     4.60%** due 9/01/2011                                                              1,386
AAA      NR*       2,445     4.70%** due 9/01/2012                                                              1,316
---------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$134,575)--100.7%                                                                    144,517
Liabilities in Excess of Other Assets--(0.7%)                                                                    (941)
                                                                                                             --------
Net Assets--100.0%                                                                                           $143,576
                                                                                                             ========
---------------------------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1999.
(b)   AMBAC Insured.
(c)   MBIA Insured.
(d)   FGIC Insured.
(e)   FSA Insured.
(f)   Prerefunded.
(g)   Escrowed to maturity.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1999.
*     Not Rated.
** Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Fund.

      See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 1999

Assets:            Investments, at value (identified cost--$134,574,868) (Note 1a) .............                 $144,517,220
                   Cash ........................................................................                       42,151
                   Receivables:
                     Interest ..................................................................  $1,966,071
                     Beneficial interest sold ..................................................      94,253        2,060,324
                                                                                                  ----------
                   Prepaid registration fees and other assets (Note 1e) ........................                       18,439
                                                                                                                 ------------
                   Total assets ................................................................                  146,638,134
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:       Payables:
                   Securities purchased ........................................................   2,680,472
                     Dividends to shareholders (Note 1f) .......................................     104,384
                     Beneficial interest redeemed ..............................................      95,268
                     Investment adviser (Note 2) ...............................................      60,733
                     Distributor (Note 2) ......................................................      44,576        2,985,433
                                                                                                  ----------
                   Accrued expenses and other liabilities ......................................                       76,773
                                                                                                                 ------------
                   Total liabilities ...........................................................                    3,062,206
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:        Net assets ..................................................................                 $143,575,928
                                                                                                                 ============
-----------------------------------------------------------------------------------------------------------------------------
Net Assets         Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:        shares authorized ...........................................................                 $    184,028
                   Class B Shares of beneficial interest, $.10 par value, unlimited number of
                   shares authorized ...........................................................                      913,438
                   Class C Shares of beneficial interest, $.10 par value, unlimited number of
                   shares authorized ...........................................................                       65,371
                   Class D Shares of beneficial interest, $.10 par value, unlimited number of
                   shares authorized ...........................................................                       90,123
                   Paid-in capital in excess of par ............................................                  133,314,970
                   Accumulated realized capital losses on investments--net .....................                     (934,354)
                   Unrealized appreciation on investments--net .................................                    9,942,352
                                                                                                                 ------------
                   Net assets ..................................................................                 $143,575,928
                                                                                                                 ============
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value:   Class A--Based on net assets of $21,086,079 and 1,840,275 shares
                   of beneficial interest outstanding ..........................................                 $      11.46
                                                                                                                 ============
                   Class B--Based on net assets of $104,661,916 and 9,134,384 shares
                   of beneficial interest outstanding ..........................................                 $      11.46
                                                                                                                 ============
                   Class C--Based on net assets of $7,490,823 and 653,710 shares
                   of beneficial interest outstanding ..........................................                 $      11.46
                                                                                                                 ============
                   Class D--Based on net assets of $10,337,110 and 901,227 shares
                   of beneficial interest outstanding ..........................................                 $      11.47
                                                                                                                 ============
-----------------------------------------------------------------------------------------------------------------------------

                  See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

Statement of Operations

                                                                                                     For the Six Months Ended
                                                                                                             January 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
Investment Income  Interest and amortization of premium and discount earned ....................                 $  4,013,213
(Note 1d)
-----------------------------------------------------------------------------------------------------------------------------
Expenses:          Investment advisory fees (Note 2) ...........................................  $  390,903
                   Account maintenance and distribution fees--Class B (Note 2) .................     262,827
                   Printing and shareholder reports ............................................      51,215
                   Professional fees ...........................................................      42,912
                   Transfer agent fees--Class B (Note 2) .......................................      26,091
                   Accounting services (Note 2) ................................................      22,290
                   Account maintenance and distribution fees--Class C (Note 2) .................      21,419
                   Registration fees (Note 1e) .................................................       8,553
                   Pricing fees ................................................................       4,634
                   Custodian fees ..............................................................       4,603
                   Transfer agent fees--Class A (Note 2) .......................................       4,297
                   Account maintenance fees--Class D (Note 2) ..................................       4,452
                   Trustees' fees and expenses .................................................       4,005
                   Transfer agent fees--Class D (Note 2) .......................................       1,827
                   Transfer agent fees--Class C (Note 2) .......................................       1,790
                   Other .......................................................................       1,697
                                                                                                  ----------
                   Total expenses ..............................................................                      853,515
                                                                                                                 ------------
                   Investment income--net ......................................................                    3,159,698
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
Realized &         Realized gain on investments--net ...........................................                    1,758,935
Unrealized         Change in unrealized appreciation on investments--net .......................                      401,238
Gain on                                                                                                          ------------
Investments--Net   Net Increase in Net Assets Resulting from Operations ........................                 $  5,319,871
(Notes 1b, 1d & 3):                                                                                              ============
-----------------------------------------------------------------------------------------------------------------------------

                  See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

Statements of Changes in Net Assets

                                                                                                   For the Six         For the
                                                                                                  Months Ended       Year Ended
                                                                                                   January 31,        July 31,
Increase (Decrease) in Net Assets:                                                                    1999              1998
--------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ....................................................  $   3,159,698    $   6,607,578
                     Realized gain on investments--net .........................................      1,758,935        2,705,180
                     Change in unrealized appreciation on investments--net .....................        401,238       (1,580,034)
                                                                                                  -------------    -------------
                     Net increase in net assets resulting from operations ......................      5,319,871        7,732,724
                                                                                                  -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Class A .................................................................       (509,520)      (1,081,075)
Shareholders           Class B .................................................................     (2,286,761)      (4,877,251)
(Note 1f):             Class C .................................................................       (151,682)        (308,230)
                       Class D .................................................................       (211,734)        (341,022)
                     Realized gain on investments--net:
                       Class A .................................................................       (446,223)        (279,469)
                       Class B .................................................................     (2,247,918)      (1,417,208)
                       Class C .................................................................       (152,198)         (93,062)
                       Class D .................................................................       (210,821)         (94,027)
                                                                                                  -------------    -------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders ...........................................................     (6,216,857)      (8,491,344)
                                                                                                  -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net increase (decrease) in net assets derived from
Transactions         beneficial interest transactions ..........................................      5,528,350       (2,038,370)
(Note 4):                                                                                         -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets ...................................      4,631,364       (2,796,990)
                     Beginning of period .......................................................    138,944,564      141,741,554
                                                                                                  -------------    -------------
                     End of period .............................................................  $ 143,575,928    $ 138,944,564
                                                                                                  =============    =============
--------------------------------------------------------------------------------------------------------------------------------

                  See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

Financial Highlights

                                                                                                   Class A
                                                                --------------------------------------------------------------
                                                                  For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.              Ended                For the Year Ended July 31,
                                                                  Jan. 31,     -----------------------------------------------
Increase (Decrease) in Net Asset Value:                             1999         1998          1997         1996        1995
------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .....   $  11.52     $  11.59     $  11.17     $  11.07     $  11.00
Operating                                                         --------     --------     --------     --------     --------
Performance:         Investment income--net ...................        .28          .59          .60          .61          .62
                     Realized and unrealized gain on
                     investments--net .........................        .18          .08          .45          .10          .07
                                                                  --------     --------     --------     --------     --------
                     Total from investment operations .........        .46          .67         1.05          .71          .69
                                                                  --------     --------     --------     --------     --------
                     Less dividends and distributions:
                       Investment income--net .................       (.28)        (.59)        (.60)        (.61)        (.62)
                       Realized gain on investments--net ......       (.24)        (.15)        (.03)          --           --
                                                                  --------     --------     --------     --------     --------
                     Total dividends and distributions ........       (.52)        (.74)        (.63)        (.61)        (.62)
                                                                  --------     --------     --------     --------     --------
                     Net asset value, end of period ...........   $  11.46     $  11.52     $  11.59     $  11.17     $  11.07
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .......       4.10%+       6.02%        9.72%        6.53%        6.54%
Return:**                                                         ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .................................        .79%*        .73%         .74%         .76%         .77%
Net Assets:                                                       ========     ========     ========     ========     ========
                     Investment income--net ...................       4.86%*       5.12%        5.36%        5.41%        5.72%
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) .   $ 21,086     $ 20,613     $ 21,179     $ 21,626     $ 23,040
Data:                                                             ========     ========     ========     ========     ========
                     Portfolio turnover .......................      20.13%       46.87%       49.82%       58.33%       59.17%
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

Financial Highlights (continued)

                                                                                                   Class B
                                                                --------------------------------------------------------------
                                                                  For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.              Ended                For the Year Ended July 31,
                                                                  Jan. 31,     -----------------------------------------------
Increase (Decrease) in Net Asset Value:                             1999         1998          1997         1996        1995
------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .....   $  11.53     $  11.59     $  11.17     $  11.07     $  11.00
Operating                                                         --------     --------     --------     --------     --------
Performance:         Investment income--net ...................        .25          .53          .55          .55          .56
                     Realized and unrealized gain on
                     investments--net .........................        .17          .09          .45          .10          .07
                                                                  --------     --------     --------     --------     --------
                     Total from investment operations .........        .42          .62         1.00          .65          .63
                                                                  --------     --------     --------     --------     --------
                     Less dividends and distributions:
                       Investment income--net .................       (.25)        (.53)        (.55)        (.55)        (.56)
                       Realized gain on investments--net ......       (.24)        (.15)        (.03)          --           --
                                                                  --------     --------     --------     --------     --------
                     Total dividends and distributions ........       (.49)        (.68)        (.58)        (.55)        (.56)
                                                                  --------     --------     --------     --------     --------
                     Net asset value, end of period ...........   $  11.46     $  11.53     $  11.59     $  11.17     $  11.07
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .......       3.75%+       5.57%        9.17%        5.98%        6.00%
Return:**                                                         ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .................................       1.30%*       1.24%        1.25%        1.27%        1.28%
Net Assets:                                                       ========     ========     ========     ========     ========
                     Investment income--net ...................       4.35%*       4.61%        4.85%        4.91%        5.21%
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) .   $104,662     $103,261     $109,070     $120,565     $123,260
Data:                                                             ========     ========     ========     ========     ========
                     Portfolio turnover .......................      20.13%       46.87%       49.82%       58.33%       59.17%
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

Financial Highlights (continued)

                                                                                             Class C
                                                                  ------------------------------------------------------------
                                                                   For the                                            For the
                                                                     Six                                               Period
The following per share data and ratios have been derived          Months                                             Oct. 21,
from information provided in the financial statements.              Ended          For the Year Ended July 31,        1994+ to
                                                                  Jan. 31,     ----------------------------------     July 31,
Increase (Decrease) in Net Asset Value:                             1999            1998      1997       1996           1995
------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .....   $  11.53     $  11.59     $  11.17     $  11.07     $  10.68
Operating                                                         --------     --------     --------     --------     --------
Performance:         Investment income--net ...................        .25          .52          .53          .54          .43
                     Realized and unrealized gain on
                     investments--net .........................        .17          .09          .45          .10          .39
                                                                  --------     --------     --------     --------     --------
                     Total from investment operations .........        .42          .61          .98          .64          .82
                                                                  --------     --------     --------     --------     --------
                     Less dividends and distributions:
                       Investment income--net .................       (.25)        (.52)        (.53)        (.54)        (.43)
                       Realized gain on investments--net ......       (.24)        (.15)        (.03)          --           --
                                                                  --------     --------     --------     --------     --------
                     Total dividends and distributions ........       (.49)        (.67)        (.56)        (.54)        (.43)
                                                                  --------     --------     --------     --------     --------
                     Net asset value, end of period ...........   $  11.46     $  11.53     $  11.59     $  11.17     $  11.07
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .......       3.70%++      5.47%        9.06%        5.87%        7.83%++
Return:**                                                         ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .................................       1.40%*       1.34%        1.35%        1.37%        1.38%*
Net Assets:                                                       ========     ========     ========     ========     ========
                     Investment income--net ...................       4.25%*       4.51%        4.75%        4.80%        5.05%*
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) .   $  7,491     $  6,928     $  6,145     $  4,722     $  1,868
Data:                                                             ========     ========     ========     ========     ========
                     Portfolio turnover .......................      20.13%       46.87%       49.82%       58.33%       59.17%
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------


                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Commencement of operations.
                  ++    Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                             Class D
                                                                  ------------------------------------------------------------
                                                                   For the                                            For the
                                                                     Six                                               Period
The following per share data and ratios have been derived          Months                                             Oct. 21,
from information provided in the financial statements.              Ended          For the Year Ended July 31,        1994+ to
                                                                  Jan. 31,     ----------------------------------     July 31,
Increase (Decrease) in Net Asset Value:                             1999            1998      1997       1996           1995
------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .....   $  11.54     $  11.60     $  11.18     $  11.08     $  10.68
Operating                                                         --------     --------     --------     --------     --------
Performance:         Investment income--net ...................        .28          .58          .59          .60          .47
                     Realized and unrealized gain on
                     investments--net .........................        .17          .09          .45          .10          .40
                                                                  --------     --------     --------     --------     --------
                     Total from investment operations .........        .45          .67         1.04          .70          .87
                                                                  --------     --------     --------     --------     --------
                     Less dividends and distributions:
                       Investment income--net .................       (.28)        (.58)        (.59)        (.60)        (.47)
                       Realized gain on investments--net ......       (.24)        (.15)        (.03)          --           --
                                                                  --------     --------     --------     --------     --------
                     Total dividends and distributions ........       (.52)        (.73)        (.62)        (.60)        (.47)
                                                                  --------     --------     --------     --------     --------
                     Net asset value, end of period ...........   $  11.47     $  11.54     $  11.60     $  11.18     $  11.08
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .......       3.96%++      6.00%        9.61%        6.42%        8.36%++
Return:**                                                         ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .................................        .89%*        .83%         .84%         .86%         .87%*
Net Assets:                                                       ========     ========     ========     ========     ========
                     Investment income--net ...................       4.76%*       5.01%        5.26%        5.31%        5.65%*
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) .   $ 10,337     $  8,143     $  5,348     $  3,583     $  2,630
Data:                                                             ========     ========     ========     ========     ========
                     Portfolio turnover .......................      20.13%       46.87%       49.82%       58.33%       59.17%
                                                                  ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Commencement of operations.
                  ++    Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Pennsylvania Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account        Distribution
                                                Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B .....................................        0.25%             0.25%
Class C .....................................        0.25%             0.35%
Class D .....................................        0.10%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                     MLFD            MLPF&S
--------------------------------------------------------------------------------
Class A .....................................        $113              $866
Class D .....................................        $667           $33,498
--------------------------------------------------------------------------------

For the six months ended January 31, 1999, MLPF&S received contingent deferred sales charges of $29,695 and $760 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1999 were $31,021,478 and $28,008,365, respectively.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

Net realized gains for the six months ended January 31, 1999 and net unrealized gains as of January 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                     Gains             Gains
--------------------------------------------------------------------------------
Long-term investments ........................    $1,758,935        $9,942,352
                                                  ----------        ----------
Total ........................................    $1,758,935        $9,942,352
                                                  ==========        ==========
--------------------------------------------------------------------------------

As of January 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $9,942,352, of which $9,964,335 related to appreciated securities and $21,983 related to depreciated securities. The aggregate cost of investments at January 31, 1999 for Federal income tax purposes was $134,574,868.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $5,528,350 and $(2,038,370) for the six months ended January 31, 1999 and for the year ended July 31, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended January 31, 1999                               Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       120,086       $ 1,395,126
Shares issued to share-
holders in reinvestment of
dividends and distributions ..................        49,286           565,334
                                                   ---------       -----------
Total issued .................................       169,372         1,960,460
Shares redeemed ..............................      (117,614)       (1,363,545)
                                                   ---------       -----------
Net increase .................................        51,758       $   596,915
                                                   =========       ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 1998                                  Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       205,752       $ 2,366,424
Shares issued to share-
holders in reinvestment of
dividends and distributions ..................        65,441           753,214
                                                   ---------       -----------
Total issued .................................       271,193         3,119,638
Shares redeemed ..............................      (310,567)       (3,574,837)
                                                   ---------       -----------
Net decrease .................................       (39,374)      $  (455,199)
                                                   =========       ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended January 31, 1999                               Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       798,008       $ 9,277,455
Shares issued to share-
holders in reinvestment of
dividends and distributions ..................       208,890         2,394,540
                                                   ---------       -----------
Total issued .................................     1,006,898        11,671,995
Automatic conversion
of shares ....................................        (6,747)          (76,828)
Shares redeemed ..............................      (825,516)       (9,542,657)
                                                   ---------       -----------
Net increase .................................       174,635       $ 2,052,510
                                                   =========       ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 1998                                  Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................     1,121,392      $ 12,914,084
Shares issued to share-
holders in reinvestment of
dividends and distributions ..................       271,927         3,129,770
                                                  ----------      ------------
Total issued .................................     1,393,319        16,043,854
Automatic conversion
of shares ....................................       (19,883)         (228,884)
Shares redeemed ..............................    (1,827,238)      (21,046,434)
                                                  ----------      ------------
Net decrease .................................      (453,802)     $ (5,231,464)
                                                  ==========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended January 31, 1999                               Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................        97,753       $ 1,135,767
Shares issued to share-
holders in reinvestment of
dividends and distributions ..................        19,058           218,355
                                                   ---------       -----------
Total issued .................................       116,811         1,354,122
Shares redeemed ..............................       (64,174)         (744,541)
                                                   ---------       -----------
Net increase .................................        52,637       $   609,581
                                                   =========       ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 1998                                  Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       219,943       $ 2,533,243
Shares issued to share-
holders in reinvestment of
dividends and distributions ..................        24,274           279,417
                                                   ---------       -----------
Total issued .................................       244,217         2,812,660
Shares redeemed ..............................      (173,447)       (1,996,625)
                                                   ---------       -----------
Net increase .................................        70,770       $   816,035
                                                   =========       ===========
--------------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended January 31, 1999                               Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       278,881       $ 3,240,301
Automatic conversion
of shares ....................................         6,741            76,828
Shares issued to share-
holders in reinvestment of
dividends and distributions ..................        24,650           282,745
                                                   ---------       -----------
Total issued .................................       310,272         3,599,874
Shares redeemed ..............................      (114,837)       (1,330,530)
                                                   ---------       -----------
Net increase .................................       195,435       $ 2,269,344
                                                   =========       ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 1998                                  Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       296,604       $ 3,431,592
Automatic conversion
of shares ....................................        19,864           228,884
Shares issued to share-
holders in reinvestment of
dividends and distributions ..................        22,549           259,885
                                                   ---------       -----------
Total issued .................................       339,017         3,920,361
Shares redeemed ..............................       (94,310)       (1,088,103)
                                                   ---------       -----------
Net increase .................................       244,707       $ 2,832,258
                                                   =========       ===========
--------------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 1999

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
William M. Bock, Vice President
Kenneth A. Jacob, Vice President
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of Merrill Lynch Pennsylvania Municipal Bond Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Pennsylvania
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                         # 11299--1/99

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